Debt (Details) - Schedule of long-term debt maturities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	$ 23,490
2023	71,175
Thereafter	0
Total	94,665	$ 738	$ 437
2022		3,148
2023		71,175
2024		0
2025		0
2026		0
Thereafter		37
Total		$ 74,360
Non- Convertible Debt [Member]
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	21,465
2023	0
Thereafter	0
Total	21,465
Convertible Debt [Member]
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2022 (remainder)	2,025
2023	71,175
Thereafter	0
Total	$ 73,200